Net Loss Per Share Applicable to Common Shareholders (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of loss per share for the years ended December 31, 2020 and 2019, respectively:

	December 31,
	2020	2019
Numerator:
Net loss applicable to common shareholders	$(2,936,129)	$(3,885,262)

Denominator:
Weighted average common shares outstanding	105,177,272	45,248,520

Net loss per share data:
Basic and diluted	$(0.03)	$(0.09)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The Company excluded all common equivalent shares outstanding for warrants, options and convertible instruments to purchase common stock from the calculation of diluted net loss per share because all such securities are antidilutive for the periods presented. As of December 31, 2020 and 2019, the following shares were issuable and excluded from the calculation of diluted loss:

	December 31,
	2020	2019
Convertible Notes	79,475,904	36,135,065
Options	13,453,879	67,879
Warrants	-	2,800,000
Accrued interest on Preferred Stock	92,253	-
Total	93,022,036	39,002,944